(10) Monitoring Equipment (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Depreciation Expense	$ 190,992	$ 324,246
Reserve for future monitoring equipment impairment	75,000
Disposal of lease monitoring equipment	$ 10,771	$ 31,851